Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 7,698	$ 10,545
Prepaid expenses and other receivables	2,752	2,689
Convertible note receivable	442	442
Total current assets	10,892	13,676
Non-current assets
Investment in associate	756	806
Investment in public company	3,855	2,087
In-process research and development	81,683	81,683
Deferred commitment fee	839	839
Right to use asset	293
Other assets, including equipment, net	51	38
Total non-current assets	87,477	85,453
Total assets	98,369	99,129
Current liabilities
Accounts payable and accrued liabilities	2,591	1,865
Lease liability - current, including interest	47
Total current liabilities	2,638	1,865
Non-current liabilities
Lease liability - non-current	249
Deferred tax liability	10,416	10,564
Deferred purchase price payable - Tarus	7,864	7,179
Deferred obligation - iOx milestone	4,552	4,126
Total non-current liabilities	23,081	21,869
Total liabilities	25,719	23,734
Shareholders’ Equity
Capital stock	219,425	218,782
Stock option reserve	21,973	21,204
Accumulated other comprehensive loss	(2,556)	(4,325)
Accumulated deficit	(165,535)	(159,616)
Total equity attributable to owners of the Company	73,307	76,045
Non-controlling interest	(657)	(650)
Total equity	72,650	75,395
Total liabilities and equity	98,369	99,129
Commitments and Contingent Liabilities (Note 15)